Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 41,348	$ (18,356)	$ (11,698)
Adjustments to reconcile net income/(loss) to net cash provided by / (used in) operating activities:
Depreciation	17,151	12,721	11,016
Amortization of deferred dry-docking costs	2,793	2,319	844
Amortization of deferred finance costs and debt discounts	3,659	1,107	1,140
Amortization of convertible note beneficial conversion feature	2,887	5,518	3,713
Stock based compensation	5,097	869	1,310
Amortization of deferred finance costs and debt discounts - related party	0	201	3,745
Loss on extinguishment of debt	6,863	0	0
Gain on sale of vessel, net	(697)	0	0
Gain on debt refinancing, gross of deferred financing fees and expenses	0	(5,556)	0
Fair value measurement of units issued to former related party	0	596	0
Restructuring expenses	0	1,015	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	801	962	845
Inventories	3,202	(788)	1,427
Prepaid expenses	22	(740)	307
Other current assets	240	579	(212)
Deferred voyage expenses	621	(525)	311
Deferred charges, non-current	(6,433)	(1,145)	(2,297)
Other non-current assets	2	(3)	0
Trade accounts and other payables	348	(12,398)	1,679
Accrued liabilities	2,187	3,526	(5,502)
Deferred revenue	3,225	214	3,406
Deferred revenue, non-current	(2,236)	(301)	3,074
Other liabilities, non-current	(320)	450	0
Net cash provided by / (used in) operating activities	80,760	(9,735)	13,108
Cash flows from investing activities:
Vessels acquisitions and improvements	(197,214)	(20,189)	(12,349)
Gross proceeds from sale of vessels	12,600	0	0
Term deposits	100	(1,600)	0
Other fixed assets, net	(106)	(75)	0
Net cash used in investing activities	(184,620)	(21,864)	(12,349)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	98,302	73,750	13,225
Proceeds from issuance of preferred stock	250	0	0
Payments for repurchase of common stock	(1,708)	0	0
Payments for repurchase of warrants	(1,023)	0	0
Proceeds from secured long-term debt	180,320	22,500	6,422
Proceeds from related party debt	0	0	5,000
Payments of financing and stock issuance costs	(2,698)	(3,640)	(698)
Repayments of long-term debt and other financial liabilities	(132,058)	(52,514)	(17,598)
Repayments of convertible notes	(13,950)	0	0
Repayments of related party debt	0	(1,000)	0
Net cash provided by financing activities	127,435	39,096	6,351
Net increase in cash and cash equivalents and restricted cash	23,575	7,497	7,110
Cash and cash equivalents and restricted cash at beginning of period	22,051	14,554	7,444
Cash and cash equivalents and restricted cash at end of period	45,626	22,051	14,554
Cash paid during the period for:
Interest	11,166	10,270	14,144
Noncash investing activities:
Vessels acquisitions and improvements	837	0	0
Noncash financing activities:
Units issued for repayment of subordinated long term-debt (Note 6)	3,000	0	0
Repayment of subordinated long term-debt by issuance of units (Note 6)	(3,000)	0	0
Common shares issued by conversion of notes (Note 7)	3,600	0	0
Notes reduction via conversion (Note 7)	(3,600)	0	0
Units / shares issued to settle unpaid interest in connection with financing - former related party (Note 1, 6, 7 & 8)	0	4,814	2,115
Shares issued in lieu of interest payments in connection with financing - related party (Note 6, 7 & 8)	0	0	3,846
Units / shares issued to settle deferred finance cost in connection with financing - former related party (Note 1, 6 & 7)	0	1,374	239
Change in fair value of conversion option (Note 8)	0	4,924	0
Issuance of option for units (Note 8)	0	543	0
Unpaid interest waived - related party (Note 6 & 7)	0	0	96
Related party debt drawdown (Note 6 & 7)	0	0	2,000
Related party debt refinanced (Note 6 & 7)	$ 0	$ 0	$ (2,000)